OTHER PAYABLES - Third Party (Details)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jun. 30, 2019 CNY (¥)
Other Payables [Line Items]
Advances from customers	$ 290,579	¥ 2,024,753	¥ 120,000
Total	299,464	2,086,665	2,246,410
Third Party [Member]
Other Payables [Line Items]
Service	95,731	667,051	1,341,617
Distributors and employees	105,504	735,155	219,095
Accrued expenses	56,440	393,274	393,274
Others	41,789	291,185	292,424
Total	$ 299,464	¥ 2,086,665	¥ 2,246,410